Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Information
(15)	Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities, Life, Questar, and Legacy products.

The Individual Annuities segment consists of fixed, fixed-indexed, variable, and variable-indexed annuities that are provided through independent distribution channels made up of agents and registered representatives. Revenues for the Company’s fixed and fixed-indexed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Revenues for the Company’s variable and variable-indexed annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Life segment issues fixed-indexed universal life insurance products, as well as maintains closed blocks of term and whole life products. The primary sources for revenue for this segment are premiums, fees, and charges that the Company receives to assume insurance related risk, in addition to earning a spread on net investment income on invested assets.

The Questar segment consists of two wholly owned subsidiaries, Questar Capital Corporation (Questar Capital) and Questar Asset Management, Inc. (QAM). Questar Capital is registered as a broker-dealer under the Securities Exchange Act of 1934 and operates as a retail broker-dealer. Questar Capital distributes a full range of securities products, including mutual funds and variable life insurance and annuity contracts. Questar Capital also processes general securities transactions through a clearing arrangement with a third party provider. QAM provides portfolio management for clients and revenue is driven by fees received based on assets under management.

The Legacy business consists of closed blocks of Long Term Care (LTC) and Special Markets products. The Special Markets products include individual and group annuity and life products, including universal life and term life insurance. Although Legacy products are part of the consolidated results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. All interest and similar income, net and realized investment gains, net are allocated to the segments. Assets are only monitored at the individual company level, and as such, asset disclosures by segment are not included herein.

Income and expense related to assets backing policyholder reserves are allocated to the segments based on policyholder reserve levels. The results of the Individual Annuity, Life, and Legacy segments also reflect allocation of income and expense related to assets backing surplus. Income and expense related to assets backing surplus are allocated to the segments based on required capital levels for each segment and are excluded from estimated gross profits (EGP) used in reserve and deferred acquisition cost (DAC) model projections.

Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Six months ended June 30, 2016
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$520,793	70,432	—	74,371	—	665,596
Interest and similar income, net	2,031,637	55,403	17	38,202	—	2,125,259
Change in fair value of assets and liabilities	804,162	(5,638)	—	(94)	—	798,430
Realized investment (losses) gains, net	(57,494)	(141)	—	(898)	—	(58,533)
Fee, commission, and other revenue	118,160	280	53,478	513	(20,168)	152,263

Total revenue (loss)	3,417,258	120,336	53,495	112,094	(20,168)	3,683,015

Benefits and expenses:
Net benefits and expenses	2,891,045	58,489	—	109,739	—	3,059,273
General and administrative and commission	939,756	71,690	56,735	9,089	(20,168)	1,057,102
Change in deferred acquisition costs, net	(285,637)	(24,744)	—	5,748	—	(304,633)

Total benefits and expenses	3,545,164	105,435	56,735	124,576	(20,168)	3,811,742

Pretax income (loss)	$(127,906)	14,901	(3,240)	(12,482)	—	(128,727)

	Six months ended June 30, 2015
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$554,213	59,973	—	69,666	—	683,852
Interest and similar income, net	1,978,783	49,449	—	35,210	—	2,063,442
Change in fair value of assets and liabilities	(452,991)	(2,251)	—	(449)	—	(455,691)
Realized investment (losses) gains, net	47,115	725	—	1,227	—	49,067
Fee, commission, and other revenue	118,521	100	53,501	126	(19,952)	152,296

Total revenue (loss)	2,245,641	107,996	53,501	105,780	(19,952)	2,492,966

Benefits and expenses:
Net benefits and expenses	756,780	54,026	—	94,336	—	905,142
General and administrative and commission	797,369	82,258	55,712	7,587	(19,952)	922,974
Change in deferred acquisition costs, net	130,971	(36,922)	—	5,244	—	99,293

Total benefits and expenses	1,685,120	99,362	55,712	107,167	(19,952)	1,927,409

Pretax income (loss)	$560,521	8,634	(2,211)	(1,387)	—	565,557

(23)	Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities, Life, Questar, and Legacy products.

The Individual Annuities segment consists of fixed, fixed-indexed, variable, and variable-indexed annuities that are provided through independent distribution channels made up of agents and registered representatives. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Revenues for the Company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Life segment issues fixed-indexed universal life insurance products, as well as maintains term and whole life in-force blocks that the Company no longer sells or distributes. The primary sources for revenue for this segment are premiums, fees, and charges that the Company receives to assume insurance related risk, in addition to earning a spread on net investment income on invested assets.

The Questar segment consists of two wholly owned subsidiaries, Questar Capital Corporation (Questar Capital) and Questar Asset Management, Inc. (QAM). Questar Capital is registered as a broker-dealer under the Securities Exchange Act of 1934 and operates as a retail broker-dealer. QAM provides portfolio management for clients and revenue is driven by fees received based on assets under management. Questar Capital distributes a full range of securities products, including mutual funds and variable life insurance and annuity contracts. Questar Capital also processes general securities transactions through a clearing arrangement with a third party provider.

The Legacy business consists of closed blocks of LTC and Special Markets products. The Special Markets products include individual and group annuity and life products, including universal life and term life insurance. Although Legacy products are part of the consolidated results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. All interest and similar income, net and realized investment gains, net are allocated to the segments. Assets are only monitored at the individual company level, and as such, asset disclosures by segment are not included herein.

Income and expense related to assets backing policyholder reserves are allocated to the segments based on policyholder reserve levels. The results of the Individual Annuity, Life, and Legacy segments also reflect allocation of income and expense related to assets backing surplus. Income and expense related to assets backing surplus are allocated to the segments based on required capital levels for each segment and are excluded from EGP used in reserve and DAC model projections.

Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Year ended December 31, 2015
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,133,285	172,660	—	143,646	—	1,449,591
Interest and similar income, net	4,004,121	103,419	3	72,560	—	4,180,103
Change in fair value of assets and liabilities	(492,479)	(38,553)	—	(1,688)	—	(532,720)
Realized investment gains, net	90,948	1,597	—	1,868	—	94,413
Fee, commission, and other revenue	236,454	186	105,830	253	(39,324)	303,399

Total revenue (loss)	4,972,329	239,309	105,833	216,639	(39,324)	5,494,786

Benefits and expenses:
Net benefits and expenses	2,296,057	114,377	—	192,660	—	2,603,094
General and administrative and commission	1,554,120	165,479	110,624	18,172	(39,324)	1,809,071
Change in deferred acquisition costs, net	279,582	(53,642)	—	13,319	—	239,259

Total benefits and expenses	4,129,759	226,214	110,624	224,151	(39,324)	4,651,424

Pretax income (loss)	$842,570	13,095	(4,791)	(7,512)	—	843,362

	Year ended December 31, 2014
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,148,803	117,950	—	141,344	—	1,408,097
Interest and similar income, net	3,799,849	90,088	(17)	67,378	—	3,957,298
Change in fair value of assets and liabilities	1,805,611	41,292	—	(4,914)	—	1,841,989
Realized investment gains, net	74,926	1,579	1	1,256	—	77,762
Fee, commission, and other revenue	246,021	474	102,234	6,217	(43,126)	311,820

Total revenue (loss)	7,075,210	251,383	102,218	211,281	(43,126)	7,596,966

Benefits and expenses:
Net benefits and expenses	5,582,740	147,348	—	145,737	—	5,875,825
General and administrative and commission	1,964,597	162,973	111,967	17,628	(43,126)	2,214,039
Change in deferred acquisition costs, net	(615,902)	(72,109)	—	14,925	—	(673,086)

Total benefits and expenses	6,931,435	238,212	111,967	178,290	(43,126)	7,416,778

Pretax income (loss)	$143,775	13,171	(9,749)	32,991	—	180,188

	Year ended December 31, 2013
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,050,072	104,715	—	133,586	—	1,288,373
Interest and similar income, net	3,464,951	71,125	(16)	56,057	—	3,592,117
Change in fair value of assets and liabilities	843,121	77,920	—	224	—	921,265
Realized investment gains, net	172,940	2,227	8	13,122	—	188,297
Fee, commission, and other revenue	239,692	583	93,485	6,207	(33,188)	306,779

Total revenue (loss)	5,770,776	256,570	93,477	209,196	(33,188)	6,296,831

Benefits and expenses:
Net benefits and expenses	3,378,366	180,923	—	144,730	—	3,704,019
General and administrative and commission	1,408,107	136,417	110,633	19,666	(33,188)	1,641,635
Change in deferred acquisition costs, net	264,068	(71,632)	—	14,263	—	206,699

Total benefits and expenses	5,050,541	245,708	110,633	178,659	(33,188)	5,552,353

Pretax income (loss)	$720,235	10,862	(17,156)	30,537	—	744,478